Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Disclosure Of Detailed Information About Depreciation Rates Of Property Plant And Equipment
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Annual Rate (%)

Data Processing Systems	20%
Furniture and equipment	10%
Security systems	10%
Facilities	10%
Vehicle	10%

Disclosure Of Detailed Information About Useful Life Of Intangible Assets	The useful lives of the intangible assets are shown below:

Estimate useful life (years) (*)

Software	3-5
Internally developed intangible	3-7
Customer list	2-8
Trademarks	10-20